January 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re: Litman Gregory Funds Trust (Filing Nos: 333-10015 and 811-07763)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated December 31, 2014 to the Prospectus dated April 30, 2014 for the Litman Gregory Masters International Fund, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on December 31, 2014 (Accession No. 0001144204-14-076523).

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Vice President

cc: J. Coughlan